Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 06, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the compensation for our Principal Executive Officer (the “PEO”) and the average compensation for our other NEOs, both as reported in the 2024 Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our Peer Group, Net (Loss) Income and Adjusted EBITDA (non-GAAP)(5).

Year (a)	Summary Compensation Table Total for PEO (Brenton L. Saunders)(1) (b)	Compensation Actually Paid to PEO (Brenton L. Saunders)(2) (c)	Summary Compensation Table Total for PEO (Joseph C. Papa)(1) (b)	Compensation Actually Paid to PEO (Joseph C. Papa)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income(4) (h)	Adjusted EBITDA (non- GAAP)(5) ($) (i)
							Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(3) (g)
2024	23,860,756	21,412,419	—	—	5,244,482	5,414,562	90.30	93.86	(317)	878
2023	45,309,051	36,157,891	9,528,086	5,644,847	4,318,944	3,286,641	85.30	103.30	(260)	738
2022	—	—	19,781,761	(3,950,168)	4,434,753	1,920,894	77.55	96.74	6	720(6)

(1)
Compensation for our PEOs reflects the amounts reported in the 2024 Summary Compensation Table for the respective years. Our PEO in 2022 was Mr. Papa, our PEOs in 2023 were Mr. Saunders and Mr. Papa, and our PEO in 2024 was Mr. Saunders. Average compensation for non-PEOs in 2022 includes the following NEOs: Mr. Eldessouky, Ms. Ackermann, Mr. Gordon, and Dr. Hashad. Average compensation for non-PEOs in 2023 includes the following NEOs: Mr. Eldessouky, Mr. Bailey, Dr. Hashad, Mr. Stewart, Ms. Ackermann, and Mr. Gordon. Average compensation for non-PEOs in 2024 includes the following NEOs: Mr. Eldessouky, Mr. Bailey, Dr. Hashad, and Mr. Stewart.

(2)
Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2024 reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts in the table below reflect the year-over-year change in fair value of equity awards to equity award granted to our NEOs in 2024 and BHC equity awards granted to our NEOs in years prior to our IPO in 2022. For information regarding the decisions made by our Talent and Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see the “Compensation Discussion and Analysis” beginning on page 36.

	PEO 2024 (Brenton L. Saunders)	Non-PEOs 2024
Summary Compensation Table Total	23,860,756	5,244,482
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year (b)	18,906,830	3,838,413
Plus Fair Value for Awards Granted in the Covered Year	19,312,494	3,914,207
Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years	(2,540,453)	157,126
Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years	—	—
Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year	(313,548)	(60,329)
Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year	—	(2,511)
Less Fair Value of BLCO Awards Forfeited during the Covered Year	—	—
Less Fair Value of BHC Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	21,412,419	5,414,562

Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.
(3)
TSR is cumulative for the measurement periods beginning on the B+L IPO date and ending on each of December 31, 2024, December 31, 2023, and December 31, 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group for purposes of this table is the same as our Peer Group as determined under Item 201(e) of Regulation S-K and described in Item 5 of the Company’s Annual Report.

(4)
Presented in millions. Reflects “Net (Loss) Income” as required to be disclosed in the Company’s Consolidated Statements of Income included in the Company’s Annual Report on Form 10-K for the years ended December 31, 2024, December 31, 2023, and December 31, 2022.

(5)
Presented in millions. Excludes Acquired IPR&D. EBITDA (non-GAAP) is Net (Loss) Income attributable to Bausch + Lomb Corporation (its most directly comparable U.S. GAAP financial measure) adjusted for interest expense, net, provision for income taxes, and depreciation and amortization. Adjusted EBITDA (non-GAAP) is EBITDA (non-GAAP) further adjusted for asset impairments, restructuring, integration and transformation costs, acquisition-related costs and adjustments (excluding amortization of intangible assets), share-based compensation, separation costs and separation-related costs, and other non-GAAP adjustments. Adjusted EBITDA excluding Acquired IPR&D is Adjusted EBITDA further adjusted to exclude Acquired IPR&D. This is a non-GAAP measure. Please see Appendix B for additional information and a reconciliation of non-GAAP financial measures to the most comparable GAAP financial measures and ratios.

(6)	Has not been adjusted to exclude approximately $1 million of Acquired IPR&D.

Company Selected Measure Name			Adjusted EBITDA (non-GAAP)
Named Executive Officers, Footnote
(1)
Compensation for our PEOs reflects the amounts reported in the 2024 Summary Compensation Table for the respective years. Our PEO in 2022 was Mr. Papa, our PEOs in 2023 were Mr. Saunders and Mr. Papa, and our PEO in 2024 was Mr. Saunders. Average compensation for non-PEOs in 2022 includes the following NEOs: Mr. Eldessouky, Ms. Ackermann, Mr. Gordon, and Dr. Hashad. Average compensation for non-PEOs in 2023 includes the following NEOs: Mr. Eldessouky, Mr. Bailey, Dr. Hashad, Mr. Stewart, Ms. Ackermann, and Mr. Gordon. Average compensation for non-PEOs in 2024 includes the following NEOs: Mr. Eldessouky, Mr. Bailey, Dr. Hashad, and Mr. Stewart.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on the B+L IPO date and ending on each of December 31, 2024, December 31, 2023, and December 31, 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group for purposes of this table is the same as our Peer Group as determined under Item 201(e) of Regulation S-K and described in Item 5 of the Company’s Annual Report.

Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2024 reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts in the table below reflect the year-over-year change in fair value of equity awards to equity award granted to our NEOs in 2024 and BHC equity awards granted to our NEOs in years prior to our IPO in 2022. For information regarding the decisions made by our Talent and Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see the “Compensation Discussion and Analysis” beginning on page 36.

	PEO 2024 (Brenton L. Saunders)	Non-PEOs 2024
Summary Compensation Table Total	23,860,756	5,244,482
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year (b)	18,906,830	3,838,413
Plus Fair Value for Awards Granted in the Covered Year	19,312,494	3,914,207
Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years	(2,540,453)	157,126
Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years	—	—
Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year	(313,548)	(60,329)
Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year	—	(2,511)
Less Fair Value of BLCO Awards Forfeited during the Covered Year	—	—
Less Fair Value of BHC Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	21,412,419	5,414,562

Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.

Non-PEO NEO Average Total Compensation Amount			$ 5,244,482	$ 4,318,944	$ 4,434,753
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,414,562	3,286,641	1,920,894
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2024 reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts in the table below reflect the year-over-year change in fair value of equity awards to equity award granted to our NEOs in 2024 and BHC equity awards granted to our NEOs in years prior to our IPO in 2022. For information regarding the decisions made by our Talent and Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see the “Compensation Discussion and Analysis” beginning on page 36.

	PEO 2024 (Brenton L. Saunders)	Non-PEOs 2024
Summary Compensation Table Total	23,860,756	5,244,482
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year (b)	18,906,830	3,838,413
Plus Fair Value for Awards Granted in the Covered Year	19,312,494	3,914,207
Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years	(2,540,453)	157,126
Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years	—	—
Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year	(313,548)	(60,329)
Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year	—	(2,511)
Less Fair Value of BLCO Awards Forfeited during the Covered Year	—	—
Less Fair Value of BHC Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	21,412,419	5,414,562

Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus TSR and Versus Peer Group TSR
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our cumulative TSR and the cumulative TSR of our Peer Group over the covered fiscal years.
For additional details regarding how TSR was utilized under our 2024 compensation program to link pay with performance, please refer to the Long-Term Incentive Program description starting on page 45.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income (Loss)
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our Net Income (Loss) over the covered fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Adjusted EBITDA (Non-GAAP)*
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our Adjusted EBITDA (Non-GAAP)* over the covered fiscal years.
For additional details regarding how Adjusted EBITDA (non-GAAP)* was utilized under our 2024 compensation program to link pay with performance, please refer to the Annual Incentive Program description starting on page 41.
*	Excludes Acquired IPR&D. This is a non-GAAP measure. See Appendix B for more information on non-GAAP measures and ratios.
**	Has not been adjusted to exclude approximately $ 1 million of Acquired IPR&D.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus TSR and Versus Peer Group TSR
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our cumulative TSR and the cumulative TSR of our Peer Group over the covered fiscal years.
For additional details regarding how TSR was utilized under our 2024 compensation program to link pay with performance, please refer to the Long-Term Incentive Program description starting on page 45.

Tabular List, Table
The following table sets forth an unranked list of the financial performance measures that we view as the “most important” measures for linking our NEOs’ compensation to performance, as specifically listed below, which are metrics utilized under our annual cash and long-term incentive programs for 2024.
For more information on the financial performance metrics that are listed below and how they are utilized in our compensation program, please see “Compensation Discussion and Analysis”.

Performance Measures
Revenues
Adjusted EBITDA (non-GAAP)*
Organic Revenue Growth (non-GAAP)**
Relative Total Shareholder Return
Absolute Shareholder Return

*	Excludes Acquired IPR&D. Adjusted EBITDA and Adjusted EBITDA excluding Acquired IPR&D are non-GAAP measures.
**
Organic revenue growth, a non-GAAP ratio, is defined as a change on a period-over-period basis in revenues on a constant currency basis (if applicable) excluding the impact of acquisitions, divestitures and discontinuations.

See Appendix B for additional information on non-GAAP financial measures and ratios.

Total Shareholder Return Amount			$ 90.3	85.3	77.55
Peer Group Total Shareholder Return Amount			93.86	103.3	96.74
Net Income (Loss)			$ (317,000,000)	$ (260,000,000)	$ 6,000,000
Company Selected Measure Amount			878,000,000	738,000,000	720,000,000
PEO Name	Mr. Papa	Mr. Saunders	Mr. Saunders		Mr. Papa
Additional 402(v) Disclosure
Relationship Between Financial Measures and Compensation Actually Paid
The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs to a company’s performance. The table above represents the unranked list of the “most important” financial measures the Company used to align compensation actually paid to our NEOs for fiscal year 2024 to the Company’s performance.
From the above list of performance measures, we view Adjusted EBITDA (non-GAAP) as our most important financial performance measure used to link compensation actually paid to our PEOs and other NEOs to Company performance for fiscal 2024. Adjusted EBITDA (non-GAAP) is a key component of the Company’s performance-based incentive compensation program and is utilized under our AIP given it is a performance measure over which our NEOs can have significant impact. In addition, Adjusted EBITDA (non-GAAP) is directly linked to the Company’s long-term strategic growth plan and performance that drive shareholder value and is highly correlated with fluctuations in our stock price.
As for the other performance measures listed in the table above, organic revenue growth (non-GAAP)**, relative total shareholder return and absolute shareholder return, are equally weighted metrics in our long-term performance-based incentive compensation program for fiscal 2024, which was a key component of our NEOs’ pay in 2024.
For additional information regarding how the above listed performance measures were utilized as part of our executive compensation program in fiscal 2024, see “Compensation Discussion and Analysis.”

Acquired In Progress Research and Development			$ 1,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Revenues
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA (non-GAAP)
Non-GAAP Measure Description
*	Excludes Acquired IPR&D. Adjusted EBITDA and Adjusted EBITDA excluding Acquired IPR&D are non-GAAP measures.

Measure:: 3
Pay vs Performance Disclosure
Name			Organic Revenue Growth (non-GAAP)
Non-GAAP Measure Description
**
Organic revenue growth, a non-GAAP ratio, is defined as a change on a period-over-period basis in revenues on a constant currency basis (if applicable) excluding the impact of acquisitions, divestitures and discontinuations.

Measure:: 4
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name			Absolute Shareholder Return
Brenton L. Saunders [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 23,860,756	$ 45,309,051	$ 0
PEO Actually Paid Compensation Amount			21,412,419	36,157,891	0
Joseph C. Papa [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	9,528,086	19,781,761
PEO Actually Paid Compensation Amount			0	$ 5,644,847	$ (3,950,168)
PEO | Brenton L. Saunders [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brenton L. Saunders [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brenton L. Saunders [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,906,830)
PEO | Brenton L. Saunders [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,312,494
PEO | Brenton L. Saunders [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brenton L. Saunders [Member] | Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,540,453)
PEO | Brenton L. Saunders [Member] | Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brenton L. Saunders [Member] | Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(313,548)
PEO | Brenton L. Saunders [Member] | Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brenton L. Saunders [Member] | Fair Value of BLCO Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brenton L. Saunders [Member] | Fair Value of BHC Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,838,413)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,914,207
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			157,126
Non-PEO NEO | Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(60,329)
Non-PEO NEO | Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,511)
Non-PEO NEO | Fair Value of BLCO Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Fair Value of BHC Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0